Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 57,941	$ 25,895
Interest-bearing deposits in other financial institutions	100
Securities available for sale	14,058	9,368
Loans held for sale, at fair value	2,812	889
Loans and leases, net of allowance of $6,925 and $6,620	346,125	297,064
FHLB stock	1,942	1,942
Foreclosed assets, net	204	1,636
Premises and equipment, net	3,429	3,609
Bank owned life insurance	4,930	4,797
Accrued interest receivable and other assets	4,571	6,093
Total assets	436,112	351,293
Deposits
Noninterest bearing	72,779	42,926
Interest bearing	302,585	247,541
Total deposits	375,364	290,467
FHLB advances	13,500	14,500
Advances by borrowers for taxes and insurance	408	656
Accrued interest payable and other liabilities	2,393	2,203
Subordinated debentures	5,155	5,155
Total liabilities	396,820	312,981
Commitments and Contingent Liabilities
Stockholders' equity
Common stock, $.01 par value; shares authorized: 50,000,000; shares issued: 16,427,917 in 2016 and 16,135,917 in 2015	164	161
Series B Preferred stock, $0.01 par value; 480,000 shares authorized; 480,000 issued at December 31, 2016 and December 31, 2015	5	5
Additional paid-in capital	60,163	59,937
Accumulated deficit	(17,767)	(18,537)
Accumulated other comprehensive income (loss)	2	(9)
Treasury stock, at cost; 133,007 and 111,707 shares of common stock	(3,275)	(3,245)
Total stockholders' equity	39,292	38,312
Total liabilities and stockholder's equity	$ 436,112	$ 351,293